Employment Benefits - Schedule of Cost of Pension Contributions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Defined Contribution Plan Member
Employment Benefits - Schedule of Cost of Pension Contributions (Details) [Line Items]
Contributions for the period	$ 385	$ 343
National Social Security Scheme [Member]
Employment Benefits - Schedule of Cost of Pension Contributions (Details) [Line Items]
Contributions for the period	$ 226	$ 143